Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Trade and Other Payables [Line Items]
Summary of Trade and Other Payables	Trade and Other Payables are composed of the following:

	2023	2022
Trade Payables	572,394	395,134
Accrued Liabilities	10,192	5,801
Other Payables	19,907	6,939
Total	602,493	407,874